Cash, cash equivalents and restricted cash (Details) - Schedule of cash, cash equivalents and restricted cash ¥ in Thousands, $ in Thousands	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Schedule of Cash Cash Equivalents and Restricted Cash [Abstract]
Cash in bank	¥ 202,411	$ 29,382	¥ 27,150
Restricted cash in bank			12,046
Total	¥ 202,411	$ 29,382	¥ 39,196